Goodwill (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Oct. 01, 2014	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Non-tax deductible impairment charge					$ 10,500
Goodwill		$ 383,853			383,853	$ 1,323,502	$ 1,195,900
Goodwill impairment charges		96,500	$ 695,500		942,408	102,470
Objet Ltd [Member]
Goodwill [Line Items]
Non-tax deductible impairment charge			$ 537,100
Percentage of decrease in terminal year growth rate			1.00%
Percentage of increase in terminal year growth rate			1.00%
Change in fair value due to 1% decrease in terminal year growth rate			$ 102,000
Change in fair value due to 1% increase in terminal year growth rate			$ 156,000
Goodwill		$ 384,000			384,000
Percentage of fair value exceeding carrying value of reporting units		14.00%
Objet Ltd [Member] | Goodwill [Member]
Goodwill [Line Items]
Expected cash flow period		5 years	5 years
Growth rate (as a percent)		3.30%	3.30%
Discount rate (as a percent)		13.00%	12.00%
MakerBot [Member]
Goodwill [Line Items]
Non-tax deductible impairment charge			$ 125,100	$ 150,400		$ 102,500
Expected cash flow period						5 years
Growth rate (as a percent)						3.50%
Discount rate (as a percent)						13.50%
Goodwill		$ 0			0	$ 376,000
Percentage of fair value exceeding carrying value of reporting units	5.00%
Goodwill impairment charges					$ 269,500	$ 102,500
MakerBot [Member] | Goodwill [Member]
Goodwill [Line Items]
Expected cash flow period					5 years
Growth rate (as a percent)					3.30%
Discount rate (as a percent)					13.50%
SDM [Member]
Goodwill [Line Items]
Non-tax deductible impairment charge			105,200
Goodwill		0			$ 0
SDM [Member] | Goodwill [Member]
Goodwill [Line Items]
Expected cash flow period					5 years
Growth rate (as a percent)					3.30%
Discount rate (as a percent)					13.00%
Solidscape, Inc [Member]
Goodwill [Line Items]
Non-tax deductible impairment charge			$ 24,600
Goodwill		$ 0			$ 0
Solidscape, Inc [Member] | Goodwill [Member]
Goodwill [Line Items]
Expected cash flow period					5 years
Growth rate (as a percent)					3.30%
Discount rate (as a percent)					13.50%